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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/2010

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    COVEPOINT CAPITAL ADVISORS LLC
Address: 152 WEST 57th STREET, 41st FLOOR
         NEW YORK, NY 10019

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DAVID PILSON
Title: DIRECTOR OF OPERATIONS
Phone: 212.782.3643

Signature, Place, and Date of Signing:

/s/ David Pilson                   NEW YORK, NY                  7.7.2010
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:               4
Form 13F Information Table Value Total:          89,791
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
                                                                                                              VOTING AUTHORITY
    NAME OF                  TITLE                          VALUE   SHRS OR SH/ PUT/   INVESTMENT    OTHER  -------------------
     ISSUER                  CLASS                CUSIP   (X $1000) PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
--------------- ------------------------------- --------- --------- ------- -------- ------------- -------- ------- ------ ----
ISHARES         ISHARES MSCI BRAZIL INDEX FUND  464286400    32,942 532,778    SH    DISCRETIONARY          532,778
ISHARES         ISHARES FTSE/XINHUA CHINA 25    464287184    33,122 846,469    SH    DISCRETIONARY          846,469
ISHARES         ISHARES MSCI MALAYSIA           464286830     6,802 594,585    SH    DISCRETIONARY          594,585
ISHARES         ISHARES MSCI EMERGING MKT INDEX 464287234    16,925 453,497    SH    DISCRETIONARY          453,497
TOTAL EQUITIES: 4                                            89,791